Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Work in progress	$ 283	$ 286
Finished goods	290	154
Total inventories	$ 573	$ 440